UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         November 13, 2009
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        74
Form 13F Information Table Value Total:        $245,454


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      287    10613 SH       SOLE                    10613
Abbott Laboratories            COM              002824100     1834    37080 SH       SOLE                    37080
Allegheny Energy Inc           COM              017361106     7365   277713 SH       SOLE                   277713
American Express Company       COM              025816109     2752    81175 SH       SOLE                    81175
Apache Corporation             COM              037411105     1093    11904 SH       SOLE                    11904
Apple Inc.                     COM              037833100     1400     7555 SH       SOLE                     7555
BP plc ADR                     COM              055622104      585    10986 SH       SOLE                    10986
Berkshire Hathaway, Inc. Cl. A COM              084670108    13736      136 SH       SOLE                      136
Berkshire Hathaway, Inc. Cl. B COM              084670207    16911     5089 SH       SOLE                     5089
Boeing Company                 COM              097023105      200     3700 SH       SOLE                     3700
Bristol-Myers Squibb Co.       COM              110122108      358    15880 SH       SOLE                    15880
Buckeye Partners, L.P.         COM              118230101     3235    66830 SH       SOLE                    66830
Burlington Northern Santa Fe C COM              12189T104     9665   121075 SH       SOLE                   121075
Canadian Natural Resources Ltd COM              136385101     3777    56220 SH       SOLE                    56220
Canadian Oil Sands Trust       COM              13642L100     1239    43350 SH       SOLE                    43350
Chevron Corp.                  COM              166764100     5939    84324 SH       SOLE                    84324
Cisco Systems Inc.             COM              17275R102      271    11500 SH       SOLE                    11500
Coca-Cola Company              COM              191216100     1833    34141 SH       SOLE                    34141
Colgate Palmolive Co.          COM              194162103      413     5417 SH       SOLE                     5417
ConocoPhillips                 COM              20825C104    11071   245158 SH       SOLE                   245158
Devon Energy Corporation       COM              25179M103     1947    28923 SH       SOLE                    28923
Disney (Walt) Co.              COM              254687106      251     9145 SH       SOLE                     9145
Eaton Corporation              COM              278058102     5690   100540 SH       SOLE                   100540
Exxon Mobil Corporation        COM              30231G102     4800    69967 SH       SOLE                    69967
Forest Laboratories, Inc.      COM              345838106     5697   193510 SH       SOLE                   193510
General Electric Co.           COM              369604103     2822   171863 SH       SOLE                   171863
Home Depot, Inc.               COM              437076102      308    11550 SH       SOLE                    11550
IBM Corporation                COM              459200101     1588    13278 SH       SOLE                    13278
ISHARES Trust MSCI Emerging Mr COM              464287234    10092   259355 SH       SOLE                   259355
Illinois Tool Works Inc.       COM              452308109      260     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      196    10000 SH       SOLE                    10000
Johnson & Johnson              COM              478160104    10859   178331 SH       SOLE                   178331
Kinder Morgan Energy Partners, COM              494550106      351     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     5207   198197 SH       SOLE                   198197
Laboratory Corp. of America Ho COM              50540R409     4020    61187 SH       SOLE                    61187
Leucadia National Corp.        COM              527288104     1196    48400 SH       SOLE                    48400
Loews Corp.                    COM              540424108      308     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      277    13250 SH       SOLE                    13250
M & T Bank Corp.               COM              55261F104      894    14350 SH       SOLE                    14350
MS Frontier Emerging Mkts Fd I COM              61757p101      137    11600 SH       SOLE                    11600
MSCI EAFE Index Fund           COM              464287465     1799    32894 SH       SOLE                    32894
McCormick & Co., Inc. Non-Voti COM              579780206      272     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      709    12418 SH       SOLE                    12418
McGraw Hill Companies          COM              580645109      302    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      423    11500 SH       SOLE                    11500
Microsoft Corporation          COM              594918104     2547    99044 SH       SOLE                    99044
Midcap SPDRS                   COM              595635103      311     2480 SH       SOLE                     2480
Mohawk Industries Inc.         COM              608190104      415     8700 SH       SOLE                     8700
Pepsico, Inc.                  COM              713448108     1507    25691 SH       SOLE                    25691
Pfizer Inc.                    COM              717081103     6922   418235 SH       SOLE                   418235
Praxair Inc.                   COM              74005P104      567     6940 SH       SOLE                     6940
Procter & Gamble Company       COM              742718109     5620    97031 SH       SOLE                    97031
Progressive Corporation        COM              743315103      566    34132 SH       SOLE                    34132
Rayonier, Inc.                 COM              754907103      388     9485 SH       SOLE                     9485
Royal Dutch Shell PLC ADR      COM              780259206      731    12790 SH       SOLE                    12790
S&P Depository Receipts        COM              78462F103    27423   259711 SH       SOLE                   259711
S&P Small Cap 600/Growth Index COM              464287887      211     3900 SH       SOLE                     3900
SPDR Barclay Intl Treasury Bon COM              78464A516      280     4800 SH       SOLE                     4800
SPDR Gold Trust                COM              78463V107      304     3080 SH       SOLE                     3080
Schlumberger Ltd.              COM              806857108     7006   117550 SH       SOLE                   117550
Technology Select Sector SPDR  COM              81369Y803      816    39100 SH       SOLE                    39100
The St. Joe Company            COM              790148100     2746    94300 SH       SOLE                    94300
Toronto Dominion Bank          COM              891160509      210     3260 SH       SOLE                     3260
US Bancorp                     COM              902973304     5114   233936 SH       SOLE                   233936
Unitedhealth Group Inc.        COM              91324P102     5870   234431 SH       SOLE                   234431
Vanguard Emerging Markets ETF  COM              922042858      421    10935 SH       SOLE                    10935
Vanguard Energy ETF            COM              92204a306      366     4580 SH       SOLE                     4580
Vanguard Total Stock Market ET COM              922908769    22482   419523 SH       SOLE                   419523
Vanguard Value ETF             COM              922908744      253     5490 SH       SOLE                     5490
Wal-Mart Stores, Inc.          COM              931142103      439     8950 SH       SOLE                     8950
Wellpoint Inc                  COM              94973V107     5996   126610 SH       SOLE                   126610
Wells Fargo & Company          COM              949746101      341    12114 SH       SOLE                    12114
Wyeth                          COM              983024100      635    13073 SH       SOLE                    13073
iShares FTSE KLD Select Social COM              464288802      596    12959 SH       SOLE                    12959